CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the year	$ (188,749)	¥ (1,228,060)	¥ (1,363,480)	¥ (1,059,443)
Adjustments to reconcile net loss to net cash used in operating activities:
Share of net loss (income) of equity investees	125	816	(43)	12
Deferred income tax	(258)	(1,680)
Depreciation and amortization	55,932	363,909	246,311	147,283
Share-based compensation	45,950	298,963
Allowance for doubtful accounts and inventory provision	2,827	18,394	31,522	18,303
(Gain) loss on disposal of property and equipment	(471)	(3,065)	2,314	(84)
Impairment losses				36,178
Foreign exchange (gain) loss	971	6,320	1,864	(5,808)
Change in assets and liabilities
Restricted cash	14,053	91,434	(165,431)	(22,041)
Accounts and notes receivables	(41,233)	(268,272)	(110,972)	(143,898)
Prepayment and other current assets	(71,641)	(466,118)	(317,474)	(151,543)
Inventories	(3,277)	(21,324)	(48,880)	(17,502)
Customer advances and deposits	35,872	233,394	166,718	273,319
Accounts and notes payables	95,203	619,421	481,348	441,576
Accrued expenses and other liabilities	88,166	573,637	362,434	210,601
Amounts due from related parties	(12,540)	(81,592)	(54,489)	(28,813)
Other non-current assets	(4,156)	(27,037)	(1,065)
Other non-current liabilities	2,137	13,901	1
Amounts due to related parties	1,846	12,011	883	(7)
Non-current deposits	(2,794)	(18,178)	(20,822)	(10,313)
Income tax payable	25	162	467
Net cash (used in)/generated from operating activities	17,988	117,036	(788,794)	(312,180)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(115,232)	(749,734)	(628,478)	(398,149)
Purchase of leased equipment	(111,009)	(722,257)	(108,186)	(19,847)
Repayment of financing leases-principal portion	15,020	97,727	5,509	11,679
Disposal of property and equipment and intangible assets	6,942	45,156	11,513	3,161
Cash paid for business acquisitions(net of cash acquired of RMB7,148, nil and RMB2,737 for the years ended December 31, 2015, 2016 and 2017)	(48,254)	(313,958)	(39,517)	(135,794)
Acquisition of intangible assets	(4,124)	(26,830)	(8,935)	(8,055)
Change in restricted cash	(15,370)	(100,000)
Acquisition of long-term investments	(2,137)	(13,902)	(13,750)	(10,300)
Proceeds from maturities of short-term investments	411,712	2,678,724	1,458,918
Purchase of short-term investments	(777,466)	(5,058,426)	(1,520,918)
Other investing activities, net	(6,521)	(42,423)
Net cash used in investing activities	(646,439)	(4,205,923)	(843,844)	(557,305)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank loans	292,314	1,901,884	718,000	538,000
Repayment of short-term bank loans	(182,809)	(1,189,417)	(598,000)	(320,000)
Change in restricted cash	(201,400)	(1,310,371)	(97,118)	(124,500)
Capital lease payments	(2,078)	(13,523)	(4,446)	(3,883)
Proceeds from initial public offering, net of issuance costs	481,102	3,130,197
Proceeds from the exercise of share options	7	48
Proceeds from capital lease			22,310	4,346
Proceeds from redeemable convertible preferred shares, net of issuance costs			4,901,287	811,374
Repurchase of redeemable convertible preferred shares	(15,114)	(98,330)	(831,535)
Net cash generated from financing activities	372,022	2,420,488	4,110,498	905,337
Exchange rate effect on cash and cash equivalents	(2,881)	(18,751)	158,657	35,436
Net increase/(decrease) in cash and cash equivalents	(259,310)	(1,687,150)	2,636,517	71,288
Cash and cash equivalents at beginning of year	449,961	2,927,581	291,064	219,776
Cash and cash equivalents at end of year	190,651	1,240,431	2,927,581	291,064
Supplemental disclosures of cash flow information:
Income taxes paid	57	368	103
Interest expense paid	7,152	46,531	22,012	11,967
Supplemental disclosures of non-cash information:
Purchase of property and equipment included in accrued expenses and other liabilities	18,710	121,735	115,286	96,381
Proceeds from disposal of property and equipment included in prepayment and other current assets	2,821	18,351
Acquisition of property and equipment through capital lease	1,392	9,055	20,750	2,886
Purchase consideration for business acquisitions included in accrued expenses and other liabilities	4,073	26,497	11,368	¥ 43,471
Deferred IPO costs included in accrued expenses and other liabilities	$ 1,512	¥ 9,836
Repurchase of redeemable convertible preferred shares included in accrued expenses and other liabilities			¥ 97,118